Operating costs (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of Gross Profit and Operating Cost Explanatory

	€ million 2024	€ million 2023	€ million 2022
Turnover	60,761	59,604	60,073
Cost of sales	(33,391)	(34,429)	(35,906)
of which:
Distribution costs	(3,469)	(3,549)	(3,787)
Production costs	(4,074)	(3,969)	(3,995)
Raw and packaging materials and goods purchased for resale	(24,069)	(25,084)	(26,360)
Other	(1,779)	(1,827)	(1,764)
Gross profit	27,370	25,175	24,167
Selling and administrative expenses	(16,191)	(15,244)	(14,484)
of which:
Brand and marketing investment	(9,410)	(8,546)	(7,821)
Overheads	(6,781)	(6,698)	(6,663)
of which: Research and development(a)	(987)	(949)	(908)
(Loss)/gain on disposal of group companies(b)	(406)	489	2,335
Acquisition and disposal-related costs(c)	(387)	(242)	(50)
Restructuring costs(d)	(850)	(499)	(777)
Impairments(e)	(133)	(1)	(221)
Other	(3)	80	(215)
Operating profit	9,400	9,758	10,755
(a)Research and development costs include patent costs of €27 million in 2024. The patent costs for 2023 and 2022 were €29 million and €28 million respectively.
(b)2024 net loss arises from the disposals of our Russian business, Elida Beauty, Pureit, and Qinyuan. This net loss includes a foreign currency translation reserve write-off of €545 million.
2023 includes a gain of €497 million related to the disposal of Suave. 2022 includes a gain of €2,303 million related to the disposal of the global tea business.
(c)2024 includes a charge of €239 million (2023: €104 million) relating to the revaluation of the minority interest liability of Nutrafol, €54 million relating to the Ice Cream separation, and €39 million relating to the acquisition of Yasso.
(d)In 2024, we announced the launch of a company-wide productivity programme that would impact around 7,500 jobs and support margin improvement through specific interventions over its duration. The majority of the costs incurred that relate to the productivity programme were for redundancy and are recognised as restructuring in line with our policy. The remaining costs comprise technology and supply chain projects.
(e)2024 includes an impairment charge of €127 million relating to Blueair, an air purification business. 2022 includes an impairment charge of €192 million relating to Dollar Shave Club.